SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Contract Liabilities
Balance at beginning of year	$ 7,943	$ 254,163
Additions	858,595	586,860
Recognized to revenue during the year	(864,865)	(833,080)
Balance at the end of year	$ 1,673	$ 7,943